Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Common stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	1,399,401,420	1,414,443,390	1,414,055,625
Net change	(26,229,864)	(15,041,970)	387,765
At end of period	1,373,171,556	1,399,401,420	1,414,443,390
Treasury stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	3,800,918	3,884,968	4,028,883
Net change	(155,875)	(84,050)	(143,915)
At end of period	3,645,043	3,800,918	3,884,968